Expense Example - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930